united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 04/30/19

Item 1. Schedule of Investments.

Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2019
Shares		Value
	COMMON STOCKS - 99.7%
	AEROSPACE & DEFENSE - 2.0%
219	Boeing Co.	$82,714

	ASSET MANAGEMENT - 6.0%
569	Ameriprise Financial, Inc.	83,512
1,136	LPL Financial Holdings, Inc.	84,166
773	T Rowe Price Group, Inc.	83,098
		250,776
	AUTOMOTIVE - 4.0%
3,585	Gentex Corp.	82,563
1,521	Magna International, Inc.	84,628
		167,191
	BANKING - 8.1%
1,063	Bank of Montreal	83,945
729	JPMorgan Chase & Co.	84,600
1,061	Royal Bank of Canada	84,551
1,489	Toronto-Dominion Bank	84,828
		337,924
	BIOTECHNOLOGY & PHARMACEUTICALS - 6.0%
1,048	AbbVie, Inc.	83,201
460	Amgen, Inc.	82,487
2,089	Pfizer, Inc.	84,834
		250,522
	CHEMICALS - 2.0%
949	LyondellBasell Industries NV	83,730

	COMMERCIAL SERVICES - 2.0%
3,112	H&R Block, Inc.	84,678

	CONSUMER PRODUCTS - 2.0%
1,409	Unilever NV	85,259

	GAMING, LODGING & RESTAURANTS - 9.9%
1,866	Brinker International, Inc.	79,809
494	Cracker Barrel Old Country Store, Inc.	83,358
305	Domino's Pizza, Inc.	82,527
423	McDonald's Corp.	83,572
1,942	Wyndham Destinations, Inc.	84,593
		413,859
	HARDWARE - 4.1%
409	Apple, Inc.	82,074
1,856	Seagate Technology PLC	89,682
		171,756
	HEALTH CARE FACILITIES & SERVICES - 2.0%
665	HCA Healthcare, Inc.	84,608

	INDUSTRIAL SERVICES - 1.9%
286	WW Grainger, Inc.	80,652

Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2019
Shares		Value
	INSURANCE - 2.0%
1,686	Aflac, Inc.	$84,941

	IRON & STEEL - 1.9%
2,715	Mesabi Trust **	80,228

	MEDIA - 3.9%
3,561	Interpublic Group of Cos., Inc.	81,903
1,026	Omnicom Group, Inc.	82,111
		164,014
	RETAIL - CONSUMER STAPLES - 8.1%
667	Dollar General Corp.	84,102
1,083	Target Corp.	83,846
3,340	The Kroger Co.	86,105
1,580	Walgreens Boots Alliance, Inc.	84,641
		338,694
	RETAIL - DISCRETIONARY - 15.9%
2,180	Dick's Sporting Goods, Inc.	80,660
410	Home Depot, Inc.	83,517
1,153	Kohl's Corp.	81,978
742	Lowe's, Inc.	83,950
1,791	Penske Automotive Group, Inc.	82,243
4,660	Sally Beauty Holdings, Inc. *	82,482
1,517	The TJX Cos, Inc.	83,253
1,486	Williams-Sonoma, Inc.	84,955
		663,038
	SEMICONDUCTOR - 6.0%
1,593	Intel Corp.	81,307
664	KLA-Tencor Corp.	84,647
405	Lam Research Corp.	84,009
		249,963
	SPECIALTY FINANCE - 5.9%
4,363	Chimera Investment Corp.	83,639
3,963	PennyMac Mortgage Investment Trust	83,223
3,773	Santander Consumer USA Holdings, Inc.	80,553
		247,415
	TECHNOLOGY SERVICES - 4.0%
793	CDW Corp.	83,741
7,840	Infosys Ltd. - ADR	84,358
		168,099
	TRANSPORTATION EQUIPMENT - 2.0%
1,790	Allison Transmission Holdings, Inc.	83,879

	TOTAL COMMON STOCKS (Cost - $3,938,098)	4,173,940

	TOTAL INVESTMENTS - 99.7% (Cost $3,938,098)	$4,173,940
	OTHER ASSETS LESS LIABILITIES - 0.3%	10,625
	NET ASSETS - 100.0%	$4,184,565

* Non-income producing security.
** Royalty Trust.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$4,173,940	$-	$-	$4,173,940
Total	$4,173,940	$-	$-	$4,173,940

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 2 or Level 3 securities during the period.

* See Portfolio of Investments for Industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$3,959,803	$323,941	$(109,804)	$214,137

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 06/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 06/28/2019

By (Signature and Title)

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 06/28/2019